Fair Value Disclosures (Tables)	12 Months Ended
Nov. 30, 2019
Fair Value Disclosures [Abstract]
Schedule Of Assets And Liabilities Measured On Recurring Basis At Fair Value
The following is a summary of our financial instruments, securities purchased under agreements to resell, securities received as collateral, trading liabilities, long-term debt and obligation to return securities received as collateral that are accounted for at fair value on a recurring basis, excluding Investments at fair value based on net asset value ("NAV") (within trading assets) of $586.9 million and $394.4 million at November 30, 2019 and 2018, respectively, by level within the fair value hierarchy (in thousands):

	November 30, 2019
	Level 1	Level 2	Level 3	Counterparty and Cash Collateral Netting (1)	Total
Assets:
Trading assets, at fair value:
Corporate equity securities	$2,507,164	$218,403	$58,426	$—	$2,783,993
Corporate debt securities	—	2,472,245	7,490	—	2,479,735
Collateralized debt obligations and collateralized loan obligations	—	124,225	28,788	—	153,013
U.S. government and federal agency securities	2,101,624	158,618	—	—	2,260,242
Municipal securities	—	742,326	—	—	742,326
Sovereign obligations	1,330,026	1,405,827	—	—	2,735,853
Residential mortgage-backed securities	—	1,069,066	17,740	—	1,086,806
Commercial mortgage-backed securities	—	424,060	6,110	—	430,170
Other asset-backed securities	—	303,847	42,563	—	346,410
Loans and other receivables	—	2,460,551	114,080	—	2,574,631
Derivatives	2,809	1,833,907	14,889	(1,433,197)	418,408
Investments at fair value	—	32,688	205,412	—	238,100
FXCM term loan	—	—	59,120	—	59,120
Total trading assets, excluding investments at fair value based on NAV	$5,941,623	$11,245,763	$554,618	$(1,433,197)	$16,308,807
Securities purchased under agreements to resell	$—	$—	$25,000	$—	$25,000
Securities received as collateral	$9,500	$—	$—	$—	$9,500

Liabilities:
Trading liabilities:
Corporate equity securities	$2,755,601	$7,438	$4,487	$—	$2,767,526
Corporate debt securities	—	1,471,142	340	—	1,471,482
U.S. government and federal agency securities	1,851,981	—	—	—	1,851,981
Sovereign obligations	1,363,475	941,065	—	—	2,304,540
Commercial mortgage-backed securities	—	—	35	—	35
Loans	—	1,600,228	9,463	—	1,609,691
Derivatives	871	2,066,455	92,057	(1,632,178)	527,205
Total trading liabilities	$5,971,928	$6,086,328	$106,382	$(1,632,178)	$10,532,460
Short-term borrowings	$—	$20,981	$—	$—	$20,981
Long-term debt	$—	$735,216	$480,069	$—	$1,215,285
Obligation to return securities received as collateral	$9,500	$—	$—	$—	$9,500

	November 30, 2018
	Level 1	Level 2	Level 3	Counterparty and Cash Collateral Netting (1)	Total
Assets:
Trading assets, at fair value:
Corporate equity securities	$2,497,045	$118,681	$52,192	$—	$2,667,918
Corporate debt securities	—	2,683,180	9,484	—	2,692,664
Collateralized debt obligations and collateralized loan obligations	—	72,949	36,105	—	109,054
U.S. government and federal agency securities	1,789,614	56,592	—	—	1,846,206
Municipal securities	—	894,253	—	—	894,253
Sovereign obligations	1,769,556	1,043,409	—	—	2,812,965
Residential mortgage-backed securities	—	2,163,629	19,603	—	2,183,232
Commercial mortgage-backed securities	—	819,406	10,886	—	830,292
Other asset-backed securities	—	239,381	53,175	—	292,556
Loans and other receivables	—	2,056,593	46,985	—	2,103,578
Derivatives	34,841	2,539,943	5,922	(2,413,931)	166,775
Investments at fair value	—	—	396,254	—	396,254
FXCM term loan	—	—	73,150	—	73,150
Total trading assets, excluding investments at fair value based on NAV	$6,091,056	$12,688,016	$703,756	$(2,413,931)	$17,068,897

Available for sale securities:
U.S. government securities	$1,072,856	$—	$—	$—	$1,072,856
Residential mortgage-backed securities	—	210,518	—	—	210,518
Commercial mortgage-backed securities	—	15,642	—	—	15,642
Other asset-backed securities	—	110,870	—	—	110,870
Total available for sale securities	$1,072,856	$337,030	$—	$—	$1,409,886

Liabilities:
Trading liabilities:
Corporate equity securities	$1,685,071	$1,444	$—	$—	$1,686,515
Corporate debt securities	—	1,505,618	522	—	1,506,140
U.S. government and federal agency securities	1,384,295	—	—	—	1,384,295
Sovereign obligations	1,735,242	661,095	—	—	2,396,337
Loans	—	1,371,630	6,376	—	1,378,006
Derivatives	26,473	3,586,694	27,536	(2,513,050)	1,127,653
Total trading liabilities	$4,831,081	$7,126,481	$34,434	$(2,513,050)	$9,478,946
Long-term debt	$—	$485,425	$200,745	$—	$686,170
(1)
Represents counterparty and cash collateral netting across the levels of the fair value hierarchy for positions with the same counterparty.

Investments Measured At Fair Value Based On Net Asset Value
The following tables present information about our investments in entities that have the characteristics of an investment company (in thousands).

	Fair Value (1)	Unfunded Commitments
November 30, 2019
Equity Long/Short Hedge Funds (2)	$291,593	$—
Equity Funds (3)	44,576	14,621
Commodity Fund (4)	16,025	—
Multi-asset Funds (5)	234,583	—
Other Funds (6)	157	—
Total	$586,934	$14,621

November 30, 2018
Equity Long/Short Hedge Funds (2)	$86,788	$—
Equity Funds (3)	40,070	20,996
Commodity Fund (4)	10,129	—
Multi-asset Funds (5)	256,972	—
Other Funds (6)	400	—
Total	$394,359	$20,996

(1)	Where fair value is calculated based on NAV, fair value has been derived from each of the funds' capital statements.

(2)
This category includes investments in hedge funds that invest, long and short, primarily in equity securities in domestic and international markets in both the public and private sectors. At November 30, 2019 and 2018, approximately 94% and 0%, respectively, of the fair value of investments in this category cannot be redeemed because these investments include restrictions that do not allow for redemption in the first 36 months after acquisition. At November 30, 2019 and 2018, 6% and 17%, respectively, of these investments are redeemable with 60 days prior written notice. Approximately 82% of the November 30, 2018 balance was redeemed during the twelve months ended November 30, 2019.

(3)
The investments in this category include investments in equity funds that invest in the equity of various U.S. and foreign private companies. These investments cannot be redeemed; instead distributions are received through the liquidation of the underlying assets of the funds, which are expected to liquidate in one to nine years.

(4)	This category includes investments in a hedge fund that invests, long and short, primarily in commodities. Investments in this category are redeemable quarterly with 60 days prior written notice.

(5)
This category includes investments in hedge funds that invest, long and short, primarily in multi-asset securities in domestic and international markets in both the public and private sectors. At November 30, 2019 and 2018, investments representing approximately 5% and 15%, respectively, of the fair value of investments in this category are redeemable with 30 days prior written notice.

(6)
This category includes investments in a fund that invests in loans secured by a first trust deed on property, domestic and international public high yield debt, private high yield investments, senior bank loans, public leveraged equities, distressed debt and private equity investments and there are no redemption provisions. This category also includes investments in a fund of funds that invests in various private equity funds that are managed by Jefferies Group and have no redemption provisions. Investments in the fund of funds are gradually being liquidated, however, the timing of when the proceeds will be received is uncertain.

Summary Of Changes In Fair Value Of Financial Assets And Liabilities Classified As Level 3
The following is a summary of changes in fair value of our financial assets and liabilities that have been categorized within Level 3 of the fair value hierarchy for the eleven months ended November 30, 2018 (in thousands):

Eleven Months Ended November 30, 2018
	Balance, December 31, 2017	Total gains (losses) (realized and unrealized) (1)	Purchases	Sales	Settlements	Issuances	Net transfers into (out of) Level 3	Balance, November 30, 2018	Changes in unrealized gains (losses) relating to instruments still held at November 30, 2018 (1)
Assets:
Trading assets:
Corporate equity securities	$22,270	$24,914	$31,669	$(22,759)	$(3,977)	$—	$75	$52,192	$23,665
Corporate debt securities	26,036	(439)	10,352	(23,364)	(1,679)	—	(1,422)	9,484	(2,606)
CDOs and CLOS	42,184	(16,258)	356,650	(353,330)	(10,247)	—	17,106	36,105	(9,495)
Residential mortgage- backed securities	26,077	(6,970)	3,118	(12,816)	(513)	—	10,707	19,603	521
Commercial mortgage-backed securities	12,419	(2,186)	1,436	(471)	(16,624)	—	16,312	10,886	(4,000)
Other asset-backed securities	61,129	(9,934)	706,846	(677,220)	(27,641)	—	(5)	53,175	(5,283)
Loans and other receivables	47,304	(5,137)	149,228	(130,832)	(15,311)	—	1,733	46,985	(8,457)
Investments at fair value	329,944	76,636	9,798	(17,570)	—	—	(2,554)	396,254	76,042
Investment in FXCM	72,800	18,616	—	—	(18,266)	—	—	73,150	7,723

Liabilities:
Trading liabilities:
Corporate equity securities	$48	$—	$—	$—	$—	$—	$(48)	$—	$—
Corporate debt securities	522	—	—	—	—	—	—	522	—
Commercial mortgage-backed securities	105	(105)	—	—	—	—	—	—	—
Loans	3,486	84	(4,626)	7,432	—	—	—	6,376	(28)
Net derivatives (2)	6,746	(3,237)	(17)	14,920	(1,335)	—	4,537	21,614	(646)
Long-term debt (1)	—	(30,347)	—	—	—	84,860	146,232	200,745	10,951

(1)
Realized and unrealized gains (losses) are primarily reported in Principal transactions revenues in the Consolidated Statements of Operations. Changes in instrument-specific credit risk related to structured notes are included in the Consolidated Statements of Comprehensive Income (Loss), net of tax. Changes in unrealized gains (losses) included in other comprehensive income (loss) for instruments still held at November 30, 2018 were gains of $19.4 million.

(2)
Net derivatives represent Trading assets - Derivatives and Trading liabilities - Derivatives.
The following is a summary of changes in fair value of our financial assets and liabilities that have been categorized within Level 3 of the fair value hierarchy for the twelve months ended November 30, 2019 (in thousands):

Twelve Months Ended November 30, 2019
	Balance, November 30, 2018	Total gains (losses) (realized and unrealized) (1)	Purchases	Sales	Settlements	Issuances	Net transfers into (out of) Level 3	Balance, November 30, 2019	Changes in unrealized gains/losses included in earnings relating to instruments still held at November 30, 2019 (1)
Assets:
Trading assets:
Corporate equity securities	$52,192	$(11,407)	$69,065	$(28,159)	$(18,208)	$—	$(5,057)	$58,426	$(13,848)
Corporate debt securities	9,484	(4,860)	8,900	(13,854)	(379)	—	8,199	7,490	(6,176)
CDOs and CLOs	36,105	(514)	49,658	(38,147)	(12,494)	—	(5,820)	28,788	(2,330)
Residential mortgage-backed securities	19,603	(1,669)	1,954	(2,472)	(152)	—	476	17,740	(530)
Commercial mortgage-backed securities	10,886	(2,888)	206	(2,346)	(5,317)	—	5,569	6,110	(2,366)
Other asset-backed securities	53,175	433	104,097	(73,335)	(51,374)	—	9,567	42,563	(98)
Loans and other receivables	46,985	(4,507)	106,965	(48,350)	(5,788)	—	18,775	114,080	(2,321)
Investments at fair value	396,254	(183,480)	11,236	(28,749)	—	—	10,151	205,412	(180,629)
Investment in FXCM	73,150	(8,139)	1,500	—	(7,391)	—	—	59,120	(8,139)
Securities purchased under agreements to resell	—	—	—	—	—	25,000	—	25,000	—

Liabilities:
Trading liabilities:
Corporate equity securities	$—	$(2,649)	$(4,322)	$11,458	$—	$—	$—	$4,487	$1,928
Corporate debt securities	522	(381)	(457)	—	(524)	—	1,180	340	383
Commercial mortgage-backed securities	—	35	—	—	—	—	—	35	35
Loans	6,376	(1,382)	(2,573)	6,494	—	—	548	9,463	1,382
Net derivatives (2)	21,614	(21,452)	(4,323)	36,144	2,227	—	42,958	77,168	12,098
Long-term debt (1)	200,745	(18,662)	—	—	(11,250)	348,275	(39,039)	480,069	29,656

(1)
Realized and unrealized gains (losses) are primarily reported in Principal transactions revenues in the Consolidated Statements of Operations. Changes in instrument-specific credit risk related to structured notes are included in the Consolidated Statements of Comprehensive Income (Loss), net of tax. Changes in unrealized gains (losses) included in other comprehensive income (loss) for instruments still held at November 30, 2019 were losses of $11.0 million.

(2)
Net derivatives represent Trading assets - Derivatives and Trading liabilities - Derivatives.

Twelve Months Ended December 31, 2017
	Balance, December 31, 2016	Total gains (losses) (realized and unrealized) (1)	Purchases	Sales	Settlements	Issuances	Net transfers into (out of) Level 3	Balance, December 31, 2017	Changes in unrealized gains (losses) relating to instruments still held at December 31, 2017 (1)
Assets:
Trading assets:
Corporate equity securities	$21,739	$3,353	$896	$(1,623)	$52	$—	$(2,147)	$22,270	$2,606
Corporate debt securities	25,005	(3,723)	36,850	(34,077)	(1,968)	—	3,949	26,036	(3,768)
CDOs and CLOs	54,354	(27,238)	112,239	(101,226)	(367)	—	4,422	42,184	(20,262)
Municipal securities	27,257	(1,547)	—	(25,710)	—	—	—	—	—
Residential mortgage-backed securities	38,772	(10,817)	6,805	(26,193)	(115)	—	17,625	26,077	(7,201)
Commercial mortgage-backed securities	20,580	(5,346)	3,275	(5,263)	(1,018)	—	191	12,419	(6,976)
Other asset-backed securities	40,911	(17,705)	77,508	(8,613)	(25,799)	—	(5,173)	61,129	(12,562)
Loans and other receivables	81,872	24,794	63,768	(53,095)	(34,622)	—	(35,413)	47,304	17,451
Investments at fair value	314,359	20,975	18,528	(22,818)	(1,100)	—	—	329,944	22,999
Investment in FXCM	164,500	23,161	—	—	(114,861)	—	—	72,800	1,070

Liabilities:
Trading liabilities:
Corporate equity securities	$313	$60	$(373)	$48	$—	$—	$—	$48	$—
Corporate debt securities	523	(1)	—	—	—	—	—	522	1
Commercial mortgage-backed securities	—	105	—	—	—	—	—	105	(105)
Loans	378	196	(385)	2,485	—	—	812	3,486	(2,639)
Net derivatives (2)	3,441	(1,638)	—	—	5,558	456	(1,071)	6,746	(17,740)
Other secured financings	418	(418)	—	—	—	—	—	—	—

(1)	Realized and unrealized gains (losses) are reported in Principal transactions revenues in the Consolidated Statements of Operations.
(2)
Net derivatives represent Trading assets - Derivatives and Trading liabilities - Derivatives.

Quantitative Information About Significant Unobservable Inputs Used In Level 3 Fair Value Measurements

November 30, 2019
Financial Instruments Owned	Fair Value (in thousands)	Valuation Technique	Significant Unobservable Input(s)	Input/Range			Weighted Average
Corporate equity securities	$29,017
Non-exchange traded securities		Market approach	Price	$1	to	$140	$55
			Underlying stock price	$3	to	$5	$4

Corporate debt securities	$7,490	Scenario analysis	Estimated recovery percentage	23%	to	85%	46%
			Volatility	44%			—
			Credit spread	750			—
			Underlying stock price	£0.4			—

CDOs and CLOs	$28,788	Discounted cash flows	Constant prepayment rate	20%			—
			Constant default rate	1%	to	2%	2%
			Loss severity	25%	to	37%	29%
			Discount rate/yield	12%	to	21%	15%
		Scenario analysis	Estimated recovery percentage	3.25%	to	36.5%	25%

Residential mortgage-backed securities	$17,740	Discounted cash flows	Cumulative loss rate	2%			—
			Duration (years)	6.3 years			—
			Discount rate/yield	3%			—

Commercial mortgage-backed securities	$6,110	Discounted cash flows	Cumulative loss rate	7.3%			—
			Duration (years)	0.2 years			—
			Discount rate/yield	85%			—
		Scenario analysis	Estimated recovery percentage	44%			—

Other asset-backed securities	$42,563	Discounted cash flows	Cumulative loss rate	7%	to	31%	16%
			Duration (years)	0.5 years	to	3 years	1.5 years
			Discount rate/yield	7%	to	15%	11%

Loans and other receivables	$112,574	Market approach	Price	$36	to	$100	$90
		Scenario analysis	Estimated recovery percentage	87%	to	104%	99%
		Discounted cash flows	Term based on the pay off (years)	0 months	to	0.1 years	0.1 years

Derivatives	$13,826
Interest rate swaps		Market approach	Basis points upfront	0	to	16	6
Unfunded commitments			Price	$88			—
Equity options		Volatility benchmarking	Volatility	45%			—

Investments at fair value	$157,504
Private equity securities		Market approach	Price	$8	to	$250	$80
		Scenario analysis	Discount rate/yield	19%	to	21%	20%
			Revenue growth	0%			—

Investment in FXCM	$59,120
Term loan		Discounted cash flows	Term based on the pay off (years)	0 months	to	1.2 years	1.2 years

Securities purchased under agreements to resell	$25,000	Market approach	Spread to 6 month LIBOR	500			—
			Duration (years)	1.5 years			—

Trading Liabilities
Corporate equity securities	$4,487	Market approach	Transaction level	$1			—

Loans	$9,463	Market approach	Price	$50	to	$100	$88
		Scenario analysis	Estimated recovery percentage	1%			—

Derivatives	$92,057
Equity options		Volatility benchmarking	Volatility	21%	to	61%	43%
Interest rate swaps		Market approach	Basis points upfront	0	to	22	13
Cross currency swaps			Basis points upfront	2			—
Unfunded commitments			Price	$88			—

Long-term debt	$480,069
Structured notes		Market approach	Price	$84	to	$108	$96
			Price	€74	to	€103	€91

November 30, 2018
Financial Instruments Owned	Fair Value (in thousands)	Valuation Technique	Significant Unobservable Input(s)	Input/Range			Weighted Average

Corporate equity securities	$43,644
Non-exchange traded securities		Market approach	Price	$1	to	$75	$12
			Transaction level	$47			—

Corporate debt securities	$9,484	Market approach	Estimated recovery percentage	46%			—
			Transaction level	$80			—

CDOs and CLOs	$36,105	Discounted cash flows	Constant prepayment rate	10%	to	20%	18%
			Constant default rate	1%	to	2%	2%
			Loss severity	25%	to	30%	26%
			Discount rate/yield	11%	to	16%	14%
		Scenario analysis	Estimated recovery percentage	2%	to	41%	23%

Residential mortgage-backed securities	$19,603	Discounted cash flows	Cumulative loss rate	4%			—
			Duration (years)	13 years			—
			Discount rate/yield	3%			—
			Loss severity	0%			—
		Market approach	Price	$100			—

Commercial mortgage-backed securities	$9,444	Discounted cash flows	Cumulative loss rate	8%	to	85%	45%
			Duration (years)	1 year	to	3 years	1 year
			Discount rate/yield	2%	to	15%	6%
			Loss severity	64%			—
		Scenario analysis	Estimated recovery percentage	26%			—
			Price	$49			—

Other asset-backed securities	$53,175	Discounted cash flows	Cumulative loss rate	12%	to	30%	22%
			Duration (years)	1 year	to	2 years	1 year
			Discount rate/yield	6%	to	12%	8%
		Market approach	Price	$100			—

Loans and other receivables	$46,078	Market approach	Price	$50	to	$100	$96
		Scenario analysis	Estimated recovery percentage	13%	to	117%	105%

Derivatives	$4,602
Total return swaps		Market approach	Price	$97			—

Investments at fair value	$368,231
Private equity securities		Market approach	Price	$3	to	$250	$108
			Transaction level	$169			—
		Scenario analysis	Discount rate/yield	20%			—
			Revenue growth	0%			—
		Contingent claims analysis	Volatility	25%	to	35%	30%
			Duration (years)	4 years			—

Investment in FXCM	$73,150
Term loan		Discounted cash flows	Term based on the pay off (years)	0 months	to	0.3 years	0.3 years

Trading Liabilities
Loans	$6,376	Market approach	Price	$50	to	$101	$74

Derivatives	$27,536
Equity options		Option model/default rate	Default probability	0%			—
		Volatility benchmarking	Volatility	39%	to	62%	50%
Interest rate swaps		Market approach	Price	$20			—
Total return swaps		Market approach	Price	$97			—

Long-term debt	$200,745
Structured notes		Market approach	Price	$78	to	$94	$86
			Price	€68	to	€110	€96

Summary Of Gains (Losses) Due To Changes In Instrument Specific Credit Risk For Loans and Other Receivables And Loan Commitments Measured At Fair Value Under Fair Value Option
The following is a summary of our gains (losses) due to changes in instrument specific credit risk on loans, other receivables and debt instruments and gains (losses) due to other changes in fair value on long-term debt and short-term borrowings measured at fair value under the fair value option (in thousands):

	Twelve Months Ended November 30, 2019	Eleven Months Ended November 30, 2018	Twelve Months Ended December 31, 2017
Trading Assets:
Loans and other receivables	$(2,072)	$(3,856)	$22,088

Trading Liabilities:
Loans	656	(46)	—
Loan commitments	(1,089)	(739)	230

Long-term debt:
Changes in instrument specific credit risk (1)	(20,332)	38,064	(34,609)
Other changes in fair value (2)	(25,144)	48,748	47,291

Short-term borrowings:
Changes in instrument specific credit risk (1)	114	—	—
Other changes in fair value (2)	(863)	—	(681)

(1)	Changes in instrument specific credit risk related to structured notes are included in the Consolidated Statements of Comprehensive Income (Loss), net of taxes.

(2)	Other changes in fair value are included within Principal transactions revenues in the Consolidated Statements of Operations.

Summary Of Amount By Which Contractual Principal Exceeds Fair Value For Loans And Other Receivables Measured At Fair Value Under Fair Value Option
The following is a summary of the amount by which contractual principal exceeds fair value for loans and other receivables, long-term debt and short-term borrowings measured at fair value under the fair value option (in thousands):

	November 30, 2019	November 30, 2018
Trading Assets:
Loans and other receivables (1)	$1,546,516	$961,554
Loans and other receivables on nonaccrual status and/or 90 days or greater past due (1) (2)	197,215	158,392
Long-term debt and short-term borrowings	74,408	114,669

(1)	Interest income is recognized separately from other changes in fair value and is included in Interest income in the Consolidated Statements of Operations.
(2)
Amounts include loans and other receivables 90 days or greater past due by which contractual principal exceeds fair value of $22.2 million and $20.5 million at November 30, 2019 and 2018, respectively.